Long-Term Debt - Raquel Loan Facility (Details) - Raquel loan facility - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2018
Long-Term Debt
Loan facility amount	$ 90.0
Final balloon payment to be paid	$ 30.5
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		1.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		$ 1.5
Minimum book equity ratio for Partnership		30.00%
London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.00%
First Three Years
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		100.00%
Thereafter
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		125.00%